Administration of Chapter 11 Case (Notes) - Q1	3 Months Ended
Mar. 31, 2016
Reorganizations [Abstract]
Administration of Chapter 11 Case
2.	Chapter 11 Case

Plan of Reorganization

On April 7, 2016, the Company filed the POR, which was supported by the UCC. The POR, as more fully described below, addresses, among other things, how the Company will treat and satisfy its liabilities relating to the period prior to the commencement of its chapter 11 case, including all claims held by PharmAthene. On April 8, 2016, the Bankruptcy Court confirmed the POR and on April 12, 2016, the POR became effective and the Company emerged from chapter 11.

The POR provides for, among other things:

•	Prepetition unsecured claims (other than PharmAthene’s claim) will be paid in cash in full.
•	As of the POR Effective Date, ownership of existing shares of the Company’s common stock remained unaltered by the POR; however, existing shares will be subject to potential future cancellation (without receipt of any consideration) in the event that PharmAthene’s claim is satisfied through the issuance of newly issued shares of SIGA stock (option (ii) described below).
•	Commencing on March 23, 2016, the date of the Delaware Court of Chancery Final Order and Judgment, the Company has 120 days (subject to a possible 90 day extension) to select one of the following options to treat PharmAthene’s claim under the POR: (i) payment in full in cash of the Company’s obligation under the Delaware Court of Chancery Final Order and Judgment, which is estimated to be approximately $208 million as of March 31, 2016; (ii) delivery to PharmAthene of 100% of newly-issued stock of SIGA, with all existing shares of the Company’s common stock being cancelled with no distribution to existing stockholders on account thereof; or (iii) such other treatment as is mutually agreed upon by the Company and PharmAthene.
*	The 120 day period can be extended for a maximum of 90 additional days in exchange for payment by the Company of $20 million to PharmAthene to be applied to payments to be made under option (i) set forth above (if selected), and otherwise nonrefundable.
*	In addition, PharmAthene was paid $5 million on the POR Effective Date, to be applied to payments to be made under option (i) set forth above (if selected), and otherwise nonrefundable.
•	The POR requires the Company to comply with certain affirmative and negative covenants from the POR Effective Date until the covenants are terminated as provided under the POR, and if the Company breaches any covenant, PharmAthene is entitled to exercise certain remedies provided in the POR.

Pre-Petition Claims

As a result of the chapter 11 filing, the payment of pre-petition liabilities was generally subject to compromise pursuant to a plan of reorganization.

On October 30, 2014, the Company filed its schedules of assets and liabilities and statement of financial affairs (the “Schedules”) with the Bankruptcy Court. The Bankruptcy Court entered an order setting March 30, 2015 as the deadline for filing proofs of claim (the “Bar Date”). The Bar Date is the date by which claims against the Company relating to the period prior to the commencement of the Company’s chapter 11 were required to be filed if such claims were not listed in liquidated, non-contingent and undisputed amounts in the Schedules, or if the claimant disagreed with the amount, characterization or classification of its claim as reflected in the Schedules. Claims that were subject to the Bar Date and which were not filed on or prior to the Bar Date may be barred from participating in any distribution that may be made under the POR.

Prior to the Bar Date, PharmAthene asserted a claim in the amount of $195 million, which reflected pre-judgment interest up to January 15, 2015 on the Delaware Court of Chancery Final Order and Judgment. It is estimated that, as of March 31, 2016, the accrued obligation to PharmAthene under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is $208 million. On the POR Effective Date (April 12, 2016), the Company paid $5 million of the PharmAthene claim, as required by the POR.

Separately, a contingent and unliquidated claim was filed by BARDA prior to the Bar Date in the amount of approximately $109 million in connection with amounts BARDA identified as subject to repayment in the event that the Company fails to perform under the terms of the BARDA Contract. As a result of the assumption of the BARDA Contract, as described above, BARDA withdrew the claim on August 4, 2015.

As of April 29, 2016, excluding the PharmAthene claim, the Company has paid 75 pre-petition claims in the amount of $700,558 (including interest), and there remain 35 unpaid pre-petition claims (including claims that were filed and claims that were previously identified on the Schedules), a portion of which assert, in part or in whole, unliquidated claims.

The Company will ask the Bankruptcy Court to disallow pre-petition claims that the Company believes are duplicative, have been later amended or superseded, are without merit, are overstated, have already been paid, or should be disallowed for other reasons. In addition, as a result of this process, the Company may identify additional liabilities that will need to be recorded or reclassified to Liabilities Subject to Compromise. The resolution of such claims could result in material adjustments to the Company’s financial statements. The ultimate amount of such liabilities is not estimable as of April 29, 2016.

Financial Reporting in Reorganization

The Company applied Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 852, Reorganizations effective on September 16, 2014, which is applicable to companies under bankruptcy protection, and requires amendments to the presentation of key financial statement line items. It requires that the financial statements for periods subsequent to the chapter 11 filing distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the consolidated statements of operations. The balance sheet must distinguish pre-petition Liabilities Subject to Compromise from both those pre- petition liabilities that are not subject to compromise and from post-petition liabilities. Liabilities that may be subject to a plan of reorganization must be reported at the amounts expected to be allowed in the Company’s chapter 11 case, even if they may be settled for lesser amounts as a result of the plan of reorganization or negotiations with creditors. In addition, cash used by reorganization items are disclosed separately in the consolidated statements of cash flow.

Other Matters Related to the Chapter 11 Case

By motion filed with the Bankruptcy Court on April 8, 2015 (the “UCC 2004 Motion”), the UCC sought authority to take discovery under Federal Rule of Bankruptcy Procedure 2004 (“Rule 2004”) with respect to certain discrete matters. Rule 2004 permits a creditors’ committee appointed in a chapter 11 case or other party in interest, subject to Bankruptcy Court approval, to conduct broad discovery relating to the acts, conduct, property and liabilities of a debtor or with respect to any matter that may affect the administration of the debtor’s bankruptcy case. The UCC 2004 Motion was filed for the purpose of determining whether the Company’s chapter 11 estate had claims against certain officers and directors in connection with the matters sought to be investigated pursuant to the UCC 2004 Motion.

Pursuant to an order of the Bankruptcy Court, dated June 16, 2015 (the “2004 Order”), the UCC 2004 Motion was granted, in part, with regard to certain discovery requests specifically listed in the UCC 2004 Motion.

By a motion filed with the Bankruptcy Court on September 1, 2015, the UCC sought further discovery under Rule 2004 from PharmAthene and certain third parties with respect to one of the matters set forth in the UCC 2004 motion. By order of the Bankruptcy Court dated October 2, 2015, the terms of which were agreed to by the Company and the UCC, the UCC was authorized to obtain certain additional discovery from PharmAthene related to the PharmAthene litigation.

As of March 31, 2016, the Company, pursuant to the 2004 Order, had provided to the attorneys for the UCC the discovery already produced by the Company to PharmAthene in the PharmAthene litigation. No document requests or deposition subpoenas have been served by the UCC on the Company.

Pursuant to the POR, all claims sought to be investigated by the UCC in connection with the UCC 2004 Motion have been released.

NASDAQ/OTC Markets

On September 16, 2014, the Company received a letter from the NASDAQ Stock Market LLC asserting that, based on the Company’s chapter 11 filing, the Company no longer met the continuing listing requirements necessary to maintain its listing on the NASDAQ Stock Market and would be promptly delisted. On March 18, 2015, after the expiration of an extension of time granted pursuant to a Company appeal, the Company received a letter from the NASDAQ hearings panel stating that the Company’s securities would be delisted from the NASDAQ Stock Market. On March 20, 2015, the Company’s common shares were suspended from trading on the NASDAQ Global Market at the opening of business and the Company’s shares began trading on the OTC Markets under the “SIGAQ” symbol. Following the POR Effective Date, on April 18, 2016, the trading of the Company’s shares moved from the “SIGAQ” symbol to the “SIGA” symbol.